Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholder's Equity (Deficit) (Parenthetical)	Dec. 31, 2021
Redeemable Convertible Preferred Stock | Common Stock
Convertible preferred stock, conversion ratio	2.053